Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) (FaceBank Group, Inc. Pre-Merger) (Parenthetical)												3 Months Ended				9 Months Ended		12 Months Ended
		Mar. 24, 2020 USD ($) Integer	Feb. 10, 2020 USD ($) Integer	Feb. 06, 2020 USD ($) Integer	Jan. 29, 2020 USD ($) Integer	Jan. 20, 2020 USD ($)	Jan. 17, 2020 USD ($) Integer	Dec. 20, 2019 USD ($) Integer $ / shares shares	Dec. 12, 2019 USD ($) Integer	Jul. 30, 2019 USD ($) Integer	Dec. 06, 2016 USD ($) Integer	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)		Mar. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)	Sep. 13, 2020	Oct. 31, 2015
Interest rate																					4.00%
Repayments of convertible debt												$ 2,800,000				$ 3,913,000	$ 523,000
Proceeds from convertible debt																$ 3,003,000	$ 275,000
FaceBank Group, Inc Pre-Merger [Member]
Interest rate																						5.00%
Repayments of convertible debt													$ 550,000		$ 203,000			$ 541,000		$ 1,803,000
Proceeds from convertible debt													$ 900,000					$ 847,000		$ 1,780,000
FaceBank Group, Inc Pre-Merger [Member] | Adar Alef, LLC [Member]
Convertible promissory notes issued										$ 275,000
Interest rate			12.00%							12.00%			12.00%	[1]				10.00%	[2]
Debt maturity date			Feb. 10, 2021							Jul. 30, 2020			Feb. 10, 2021	[1]				Jul. 30, 2020	[3]
Minimum percentage of common stock price to debt conversion to determine eligibility										53.00%
Repayments of convertible debt						$ 275,000
Repayments of accrued interest						$ 16,000
Trading days | Integer			20							20
Principal amount			$ 150,000
Debt instrument conversion of shares percentage			0.53
FaceBank Group, Inc Pre-Merger [Member] | JSJ Investments [Member][Member]
Interest rate											10.00%		10.00%	[4]				10.00%	[4]
Debt maturity date											Dec. 06, 2020		Dec. 06, 2020	[4]				Dec. 06, 2020	[4]
Trading days | Integer											20
Principal amount											$ 255,000
Proceeds from convertible debt											$ 250,000
Debt instrument conversion of shares percentage											0.47
FaceBank Group, Inc Pre-Merger [Member] | Eagle Equities, LLC [Member]
Interest rate									12.00%
Debt maturity date									Dec. 12, 2020
Trading days | Integer									20
Principal amount									$ 210,000
Proceeds from convertible debt									$ 200,000
Debt instrument conversion of shares percentage									0.53
FaceBank Group, Inc Pre-Merger [Member] | BHP Capital [Member]
Interest rate		10.00%						10.00%					10.00%	[5]				10.00%	[5]
Debt maturity date								Dec. 20, 2020					Dec. 20, 2020	[5]				Dec. 20, 2020	[5]
Trading days | Integer		15						15
Principal amount		$ 100,000						$ 125,000
Proceeds from convertible debt								$ 122,500
Debt instrument conversion of shares percentage		0.61						0.61
Restricted stock issued shares | shares								5,000
Restricted stock issued value								$ 47,000
Share issued price per share | $ / shares								$ 8.00
FaceBank Group, Inc Pre-Merger [Member] | GS Capital Partners [Member]
Interest rate							10.00%						10.00%	[6]
Debt maturity date							Jan. 17, 2021						Jan. 17, 2021	[6]
Trading days | Integer							20
Principal amount							$ 150,000
Debt instrument conversion of shares percentage							0.53
FaceBank Group, Inc Pre-Merger [Member] | EMA Financial, LLC [Member]
Interest rate				10.00%									10.00%	[7]
Debt maturity date				Nov. 06, 2020									Nov. 06, 2020	[7]
Trading days | Integer				20
Principal amount				$ 125,000
FaceBank Group, Inc Pre-Merger [Member] | Jefferson Street Capital LLC [Member]
Interest rate		10.00%											10.00%	[8]
Debt maturity date	[8]												Mar. 24, 2020
Trading days | Integer		15
Principal amount		$ 100,000
Debt instrument conversion of shares percentage		0.61
FaceBank Group, Inc Pre-Merger [Member] | Auctus Fund [Member]
Interest rate					10.00%
Debt maturity date					Nov. 29, 2020
Repayments of convertible debt					$ 4,000
Trading days | Integer					25
Principal amount					$ 275,000

[1]	On February 10, 2020, the Company issued a convertible promissory note to Adar Alef, LLC. with a principal balance of $150,000. The note matures on February 10, 2021 and bears interest at 12% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[2]	On July 30, 2019, the Company issued a convertible promissory note to Adar Alef, LLC in the amount of $275,000. The note accrues interest at a rate of 12% per annum and matures on July 30, 2020. The note is not convertible until the six month anniversary of the note, at which time if the note has not already been repaid by the Company, the note holder shall be entitled to convert all or part of the note into shares of the Company's common stock, at a price per share equal to 53% of the lowest trading price of the common stock for the twenty prior trading days upon which the conversion notice is received by the Company. On January 20, 2020, the Company repaid the principal balance of $275,000 and accrued interest of approximately $16,000.
[3]	On July 30, 2019, the Company issued a convertible promissory note to Adar Alef, LLC in the amount of $275,000. The note accrues interest at a rate of 12% per annum and matures on July 30, 2020. The note is not convertible until the six month anniversary of the note, at which time if the note has not already been repaid by the Company, the note holder shall be entitled to convert all or part of the note into shares of the Company's common stock, at a price per share equal to 53% of the lowest trading price of the common stock for the twenty prior trading days upon which the conversion notice is received by the Company. On November 28, 2018, the Company issued a convertible promissory note to Adar Bays - Alef, LLC in the amount of $192,500. The note is due on November 28, 2019 and bears interest at 6% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date. On May 20, 2019, the Company settled the note, repaying the principal balance of $192,500 and $47,500 for interest and penalties.
[4]	On December 6, 2019, the Company issued a convertible promissory note to JSJ Investments with a principal balance of $255,000. The Company received net proceeds of $250,000. The note matures on December 6, 2020 and bears interest at 10% per annum. The Company may prepay this note and unpaid interest on or prior to July 3, 2020. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 47% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[5]	On December 20, 2019, the Company issued a convertible promissory note to BHP Capital NY Inc. with a principal balance of $125,000. The Company received net proceeds of $122,500. The note matures on December 20, 2020 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date. In connection with the promissory note, the Company issued 5,000 shares of its restricted common stock with a fair value of approximately $47,000. The Company will have the option to buy back the shares 180 days from the issue date, for a one-time payment of $8.00 per share.
[6]	On January 17, 2020, the Company issued a convertible promissory note to GS Capital Partners, LLC. with a principal balance of $150,000. The note matures on January 17, 2021 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 53% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[7]	On February 6, 2020, the Company issued a convertible promissory note to EMA Financial, LLC. with a principal balance of $125,000. The note matures on November 6, 2020 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock equal to the lower of (i) the lowest closing price of the common stock during the preceding twenty (20) day trading period ending on the latest trading day prior to the note issuance date or (ii) at a rate of 50% multiplied by the lowest trading price during the previous twenty (20) day trading period ending on the latest complete trading day prior to the conversion date.
[8]	On March 24, 2020, the Company issued a convertible promissory note to Jefferson Street Capital, LLC. with a principal balance of $100,000. The note matures on demand and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 61% multiplied by the lowest trading price during the previous fifteen (15) day trading period ending on the latest complete trading day prior to the conversion date. On January 29, 2020, the Company issued a convertible promissory note to Auctus Fund, LLC. with a principal balance of $275,000. The note matures on November 29, 2020 and bears interest at 10% per annum. The loan and any accrued interest may be converted into shares of the Company's common stock at a rate of 50% multiplied by the lowest trading price during the previous twenty five (25) day trading period ending on the latest complete trading day prior to the conversion date. On March 19, 2020, the Company repaid the principal balance and interest of approximately $4,000.